UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08437

Undiscovered Managers Funds

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Undiscovered Managers Funds

Schedule of Portfolio Investments as of May 31, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 98.4%
	Consumer Discretionary — 0.2%
	Hotels, Restaurants & Leisure — 0.2%
12	Starwood Hotels & Resorts Worldwide, Inc.	709

Financials — 98.2%
	Diversified — 11.1%
107	Colonial Properties Trust	2,254
121	Digital Realty Trust, Inc.	7,523
238	DuPont Fabros Technology, Inc.	6,225
122	Liberty Property Trust	4,405
200	Vornado Realty Trust	19,694

		40,101

	Health Care — 13.7%
525	HCP, Inc.	19,923
187	Health Care REIT, Inc.	9,953
196	Nationwide Health Properties, Inc.	8,573
197	Senior Housing Properties Trust	4,754
114	Ventas, Inc.	6,424

		49,627

	Hotels — 6.9%
36	DiamondRock Hospitality Co.	412
453	FelCor Lodging Trust, Inc. (a)	2,822
145	Hospitality Properties Trust	3,573
654	Host Hotels & Resorts, Inc.	11,493
121	LaSalle Hotel Properties	3,395
328	Sunstone Hotel Investors, Inc. (a)	3,337

		25,032

	Industrial — 6.9%
318	AMB Property Corp.	11,763
158	DCT Industrial Trust, Inc.	891
740	ProLogis	12,256

		24,910

	Multifamily — 16.7%
45	American Campus Communities, Inc.	1,588
99	Apartment Investment & Management Co., Class A	2,639
113	AvalonBay Communities, Inc.	15,065
149	BRE Properties, Inc.	7,613
111	Camden Property Trust	7,146
137	Education Realty Trust, Inc.	1,192
245	Equity Residential	15,158
15	Essex Property Trust, Inc.	2,043
26	Home Properties, Inc.	1,593
91	Post Properties, Inc.	3,836
97	UDR, Inc.	2,541

		60,414

	Office — 13.5%
112	Alexandria Real Estate Equities, Inc.	9,226
172	Boston Properties, Inc.	18,638
194	Douglas Emmett, Inc. (m)	4,092
151	Kilroy Realty Corp.	6,253
208	Mack-Cali Realty Corp.	7,346
35	SL Green Realty Corp.	3,168

		48,723

	Regional Malls — 16.4%
28	CBL & Associates Properties, Inc.	534
793	General Growth Properties, Inc.	13,073
296	Glimcher Realty Trust	3,034
101	Macerich Co. (The)	5,470
317	Simon Property Group, Inc.	37,410

		59,521

	Shopping Centers — 7.9%
503	Developers Diversified Realty Corp.	7,295
69	Excel Trust, Inc.	842
12	Federal Realty Investment Trust	1,049
391	Kimco Realty Corp.	7,633
140	Regency Centers Corp.	6,503
200	Weingarten Realty Investors	5,325

		28,647

	Storage — 5.1%
155	Public Storage	18,329

	Total Financials	355,304

	Total Common Stocks (Cost $265,077)	356,013

JPMorgan Realty Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 1.5%
	Investment Company — 1.5%
5,365	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $5,365)	5,365

	Total Investments — 99.9% (Cost $270,442)	361,378
	Other Assets in Excess of Liabilities — 0.1%	499

	NET ASSETS — 100.0%	$361,877

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of May 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$90,936
Aggregate gross unrealized depreciation	—	(h)

Net unrealized appreciation/depreciation	$90,936

Federal income tax cost of investments	$270,442

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities#	$361,378	$—	$—	$361,378

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

Undiscovered Managers Behavioral Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.8%
	Consumer Discretionary — 29.2%
	Hotels, Restaurants & Leisure — 4.8%
60	Ameristar Casinos, Inc.	1,348
83	Pinnacle Entertainment, Inc. (a)	1,207
99	Sonic Corp. (a)	1,132

		3,687

	Household Durables — 1.8%
22	Tempur-Pedic International, Inc. (a)	1,398

	Internet & Catalog Retail — 2.1%
43	IAC/InterActiveCorp. (a)	1,593

	Specialty Retail — 15.7%
61	ANN, Inc. (a)	1,714
50	Ascena Retail Group, Inc. (a)	1,666
144	Pier 1 Imports, Inc. (a)	1,712
3	Rue21, Inc. (a)	115
26	Tractor Supply Co.	1,668
39	Ulta Salon Cosmetics & Fragrance, Inc. (a)	2,183
40	Vitamin Shoppe, Inc. (a)	1,613
42	Zumiez, Inc. (a)	1,264

		11,935

	Textiles, Apparel & Luxury Goods — 4.8%
19	Fossil, Inc. (a)	2,021
32	Vera Bradley, Inc. (a)	1,592

		3,613

	Total Consumer Discretionary	22,226

Energy — 3.2%
	Energy Equipment & Services — 3.2%
186	Hercules Offshore, Inc. (a)	1,161
130	Newpark Resources, Inc. (a)	1,257

	Total Energy	2,418

Health Care — 7.2%
	Biotechnology — 2.0%
84	Alkermes, Inc. (a)	1,535

	Health Care Equipment & Supplies — 3.4%
32	ArthroCare Corp. (a)	1,099
24	Zoll Medical Corp. (a)	1,472

		2,571

	Health Care Providers & Services — 1.8%
55	Kindred Healthcare, Inc. (a)	1,340

	Total Health Care	5,446

Industrials — 10.5%
	Airlines — 1.6%
132	U.S. Airways Group, Inc. (a)	1,198

	Construction & Engineering — 1.6%
59	MasTec, Inc. (a)	1,244

	Electrical Equipment — 1.9%
22	Polypore International, Inc. (a)	1,462

	Machinery — 5.4%
28	Chart Industries, Inc. (a)	1,336
34	Robbins & Myers, Inc.	1,485
46	Titan International, Inc.	1,262

		4,083

	Total Industrials	7,987

Information Technology — 45.8%
	Communications Equipment — 9.2%
48	Acme Packet, Inc. (a)	3,625
43	DG FastChannel, Inc. (a)	1,518
44	NETGEAR, Inc. (a)	1,833

		6,976

	Computers & Peripherals — 2.7%
63	Electronics for Imaging, Inc. (a)	1,145
52	Silicon Graphics International Corp. (a)	932

		2,077

	Electronic Equipment, Instruments & Components — 2.5%
34	Coherent, Inc. (a)	1,891

	Internet Software & Services — 2.0%
84	ValueClick, Inc. (a)	1,523

	Semiconductors & Semiconductor Equipment — 15.5%
139	Atmel Corp. (a)	2,091
25	Cavium Networks, Inc. (a)	1,116
45	FEI Co. (a)	1,751
109	GT Solar International, Inc. (a)	1,390
45	International Rectifier Corp. (a)	1,304
112	Kulicke & Soffa Industries, Inc. (a)	1,362
126	LTX-Credence Corp. (a)	1,199
46	OmniVision Technologies, Inc. (a)	1,610

		11,823

	Software — 13.9%
72	Aspen Technology, Inc. (a)	1,187
25	BroadSoft, Inc. (a)	980
149	Cadence Design Systems, Inc. (a)	1,590
39	Fortinet, Inc. (a)	1,896
59	Radiant Systems, Inc. (a)	1,239
98	Take-Two Interactive Software, Inc. (a)	1,600
73	TIBCO Software, Inc. (a)	2,050

		10,542

	Total Information Technology	34,832

Materials — 1.9%
	Metals & Mining — 1.9%
65	Globe Specialty Metals, Inc.	1,477

	Total Common Stocks (Cost $57,514)	74,386

Undiscovered Managers Behavioral Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 2.6%
	Investment Company — 2.6%
1,984	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $1,984)	1,984

	Total Investments — 100.4% (Cost $59,498)	76,370
	Liabilities in Excess of Other
	Assets — (0.4)%	(269)

	NET ASSETS — 100.0%	$76,101

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2011.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$17,719
Aggregate gross unrealized depreciation	(847)

Net unrealized appreciation/depreciation	$16,872

Federal income tax cost of investments	$59,498

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities#	$76,370	$—	$—	$76,370

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.6%
	Consumer Discretionary — 12.3%
	Diversified Consumer Services — 1.1%
21	Career Education Corp. (a)	441

	Hotels, Restaurants & Leisure — 6.0%
19	CEC Entertainment, Inc.	775
44	Shuffle Master, Inc. (a)	478
108	Wendy’s/Arby’s Group, Inc., Class A	541
18	Wyndham Worldwide Corp.	623

		2,417

	Media — 0.9%
15	DreamWorks Animation SKG, Inc., Class A (a)	354

	Specialty Retail — 3.3%
28	Aeropostale, Inc. (a)	535
25	Rent-A-Center, Inc.	802

		1,337

	Textiles, Apparel & Luxury Goods — 1.0%
7	Columbia Sportswear Co.	426

	Total Consumer Discretionary	4,975

Consumer Staples — 3.5%
	Food Products — 2.2%
31	Chiquita Brands International, Inc. (a)	465
9	Sanderson Farms, Inc.	408

		873

	Personal Products — 1.3%
42	Prestige Brands Holdings, Inc. (a)	539

	Total Consumer Staples	1,412

Energy — 5.9%
	Energy Equipment & Services — 2.2%
23	Pioneer Drilling Co. (a)	337
42	Tetra Technologies, Inc. (a)	566

		903

	Oil, Gas & Consumable Fuels — 3.7%
24	McMoRan Exploration Co. (a)	436
13	Southern Union Co.	394
27	Tesoro Corp. (a)	664

		1,494

	Total Energy	2,397

Financials — 36.5%
	Capital Markets — 4.5%
54	Apollo Investment Corp.	618
32	Investment Technology Group, Inc. (a)	483
58	Knight Capital Group, Inc., Class A (a)	721

		1,822

	Commercial Banks — 12.5%
65	Bancorp, Inc. (The) (a)	659
148	Banner Corp.	414
57	Boston Private Financial Holdings, Inc.	375
11	City Holding Co.	358
62	First California Financial Group, Inc. (a)	224
25	First Horizon National Corp.	268
47	Investors Bancorp, Inc. (a)	705
60	Marshall & Ilsley Corp.	482
28	Mercantile Bank Corp. (a)	256
59	Nara Bancorp, Inc. (a)	503
40	PrivateBancorp, Inc.	650
50	Wilshire Bancorp, Inc. (a)	155

		5,049

	Insurance — 5.4%
67	CNO Financial Group, Inc. (a)	520
41	Presidential Life Corp.	435
12	StanCorp Financial Group, Inc.	496
53	Symetra Financial Corp.	706

		2,157

	Real Estate Investment Trusts (REITs) — 14.1%
81	Anworth Mortgage Asset Corp.	587
20	Apollo Commercial Real Estate Finance, Inc.	328
74	CapLease, Inc.	380
41	Chatham Lodging Trust	677
44	Colony Financial, Inc.	812
38	Franklin Street Properties Corp.	515
33	Inland Real Estate Corp.	304
85	MFA Financial, Inc.	702
29	Pebblebrook Hotel Trust	637
34	Starwood Property Trust, Inc.	744

		5,686

	Total Financials	14,714

Health Care — 6.2%
	Health Care Providers & Services — 4.2%
43	Health Management Associates, Inc., Class A (a)	494
24	Health Net, Inc. (a)	783
34	PharMerica Corp. (a)	422

		1,699

	Pharmaceuticals — 2.0%
12	Par Pharmaceutical Cos., Inc. (a)	416
21	ViroPharma, Inc. (a)	402

		818

	Total Health Care	2,517

Industrials — 11.5%
	Aerospace & Defense — 1.6%
17	BE Aerospace, Inc. (a)	644

	Commercial Services & Supplies — 3.8%
24	Brink’s Co. (The)	717
76	EnergySolutions, Inc.	389
20	SYKES Enterprises, Inc. (a)	441

		1,547

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Construction & Engineering — 1.3%
30	Dycom Industries, Inc. (a)	504

	Electrical Equipment — 1.4%
16	EnerSys (a)	569

	Machinery — 1.7%
23	Terex Corp. (a)	679

	Trading Companies & Distributors — 1.7%
51	RSC Holdings, Inc. (a)	680

	Total Industrials	4,623

Information Technology — 9.3%
	Electronic Equipment, Instruments & Components — 1.5%
15	MTS Systems Corp.	611

	Internet Software & Services — 1.1%
25	ValueClick, Inc. (a)	457

	IT Services — 4.3%
35	Broadridge Financial Solutions, Inc.	796
72	Convergys Corp. (a)	924

		1,720

	Software — 2.4%
19	ACI Worldwide, Inc. (a)	599
33	Lawson Software, Inc. (a)	366

		965

	Total Information Technology	3,753

Materials — 6.0%
	Chemicals — 2.2%
17	Celanese Corp., Class A	870

	Metals & Mining — 2.3%
43	Commercial Metals Co.	634
8	RTI International Metals, Inc. (a)	313

		947

	Paper & Forest Products — 1.5%
39	PH Glatfelter Co.	601

	Total Materials	2,418

Utilities — 4.4%
	Electric Utilities — 2.9%
19	DPL, Inc.	564
16	UniSource Energy Corp.	595

		1,159

	Gas Utilities — 1.5%
19	Piedmont Natural Gas Co., Inc.	604

	Total Utilities	1,763

	Total Common Stocks (Cost $27,196)	38,572

Short-Term Investment — 4.7%
	Investment Company — 4.7%
1,908	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l) (Cost $1,908)	1,908

	Total Investments — 100.3% (Cost $29,104)	40,480
	Liabilities in Excess of Other
	Assets — (0.3)%	(113)

	NET ASSETS — 100.0%	$40,367

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of May 31, 2011.

As of May 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,172
Aggregate gross unrealized depreciation	(796)

Net unrealized appreciation/depreciation	$11,376

Federal income tax cost of investments	$29,104

Undiscovered Managers Behavioral Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities#	$40,480	$—	$—	$40,480

There were no transfers between Levels 1 and 2 during the period ended May 31, 2011.

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Undiscovered Managers Funds

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
July 29, 2011

By:	/s/ Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
July 29, 2011